Note 11 - Equity transactions (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 08, 2011	Feb. 28, 2013	Jan. 31, 2011	Mar. 22, 2013	Apr. 04, 2011	Dec. 31, 2012	Dec. 31, 2011
Number of Investors	28
Stock Issued During Period, Shares, New Issues (in Shares)	2,804,593	100,000		173,000		100,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 3.25
Proceeds from Issuance of Common Stock (in Dollars)						$ 25,000
Payments of Stock Issuance Costs (in Dollars)	647,806
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,804,593				679,064
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.00				4.00
Debt Conversion, Converted Instrument, Amount (in Dollars)					4,413,908
Debt Conversion, Converted Instrument, Shares Issued					1,358,126
Gains (Losses) on Extinguishment of Debt (in Dollars)					(1,318,781)		(1,318,781)
Convertible Debt, Fair Value Disclosures (in Dollars)					8,011,545
Purchase Price Per Unit, Option (in Dollars per Item)						2.00
Proceeds from Stock Options Exercised (in Dollars)			3,900,334				1,437,326
Class D Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						2.00
Options Expired [Member]
Stock Options, Shares, Expired			132,500
Options Exercised [Member] | Board of Directors Chairman [Member]
Stock Issued During Period, Shares, Other			545,252
Options Exercised [Member] | Brother of Member of Board of Directors [Member]
Stock Issued During Period, Shares, Other			686,252
Options Exercised [Member]
Stock Issued During Period, Shares, Other			1,950,167
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)						100,000
Stock Issued During Period, Shares, Other			1,950,167				1,358,126
Class D Warrants [Member]
Stock Issued During Period, Shares, Other			1,950,167
Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)						0	0
Placement Agent [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	93,080
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.00
Note Payable to Prides Capital Fund I LP and NightWatch Capital Partners II LP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					679,064
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					4.00
Debt Conversion, Converted Instrument, Amount (in Dollars)					4,413,908
Debt Conversion, Converted Instrument, Shares Issued					1,358,126
Gains (Losses) on Extinguishment of Debt (in Dollars)					(1,318,781)
Convertible Debt (in Dollars)					9,330,326
Convertible Debt, Fair Value Disclosures (in Dollars)					8,011,545
Gross [Member]
Proceeds from Issuance of Common Stock (in Dollars)	9,114,927
Net of Issuance Costs [Member]
Proceeds from Issuance of Common Stock (in Dollars)	$ 8,467,121